GOF P9 11/23

SUPPLEMENT DATED NOVEMBER 15, 2023

TO THE PROSPECTUS OF EACH

FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates

Effective December 1, 2023, shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel, Nicolaus & Company, Incorporated or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

CLASS A SHARES

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

• Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of all assets in all classes of shares of Franklin Templeton and Legg Mason funds held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

• The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

• Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) shares of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

• Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

• Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

• Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, shares redeemed through a Systematic Withdrawal Plan are not eligible for rights of reinstatement.

• Shares from rollovers into Stifel from retirement plans to IRAs.

• Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

• Purchases of Class 529-A shares through a rollover from another 529 plan.

• Purchases of Class 529-A shares made for reinvestment of refunded amounts.

• Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

• All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

• Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

• Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

• Return of excess contributions from an IRA Account.

• Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

• Shares acquired through a right of reinstatement.

• Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

• Shares exchanged or sold in a Stifel fee-based program.

• All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.

Share Class Conversions in Advisory Accounts

• Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund……......................................................................................................	October 1, 2023

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

Fund	Date of Prospectus
Franklin California Tax-Free Income Fund……....................................................................................	July 1, 2023

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund.............................................................	November 1, 2023

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund......................................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Growth Fund...........................................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Income Fund….......................................................................................................................	February 1, 2023, as amended August 16, 2023
Franklin U.S. Government Securities Fund..........................................................................................	February 1, 2023, as amended August 16, 2023
Franklin Utilities Fund...........................................................................................................................	February 1, 2023, as amended August 16, 2023

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund…………………………………………………………………….	September 1, 2023

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund.................................................................................................	May 1, 2023
Franklin Corefolio Allocation Fund........................................................................................................	May 1, 2023
Franklin Global Allocation Fund............................................................................................................	May 1, 2023
Franklin Growth Allocation Fund...........................................................................................................	May 1, 2023
Franklin LifeSmart™ Retirement Income Fund....................................................................................	May 1, 2023
Franklin LifeSmart™ 2020 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2025 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2030 Retirement Target Fund………..................................................................	May 1, 2023
Franklin LifeSmart™ 2035 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2040 Retirement Target Fund………..................................................................	May 1, 2023
Franklin LifeSmart™ 2045 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2050 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2055 Retirement Target Fund.............................................................................	May 1, 2023
Franklin LifeSmart™ 2060 Retirement Target Fund.............................................................................	May 1, 2023
Franklin Moderate Allocation Fund.......................................................................................................	May 1, 2023

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund......................................................................................................	December 1, 2022

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund……………………………………………………………………	December 1, 2022

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund…………………………………………………………………………………...	February 1, 2023

Fund	Date of Prospectus
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund………………………………………………………………………...	March 1, 2023
Franklin Equity Income Fund………………………………………………...………………….……………	March 1, 2023
Franklin Floating Rate Daily Access Fund…………………………………………………………………..	March 1, 2023
Franklin Long Duration Credit Fund………………………………………………………………………….	August 22, 2023
Franklin Low Duration Total Return Fund…………………………………………………………………...	March 1, 2023
Franklin Low Duration U.S. Government Securities Fund……………………………………….………..	March 1, 2023
Franklin Managed Income Fund……………………………………………………………………………...	March 1, 2023
Franklin Total Return Fund………………………………………………....………………………………...	March 1, 2023

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund………………………………………………………………………………	February 1, 2023

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund………………………………………………………………	July 1, 2023

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund………………………………………………………………………………...	May 1, 2023
Franklin Mutual International Value Fund…………………………………………………………………...	May 1, 2023
Franklin Mutual Financial Services Fund……………………………………………………………………	May 1, 2023
Franklin Mutual Global Discovery Fund……………………………………………………………………..	May 1, 2023
Franklin Mutual Quest Fund…………………………………………………………………………………..	May 1, 2023
Franklin Mutual Shares Fund…………………………………………………………………………………	May 1, 2023

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund………………………………………………………………….	July 1, 2023

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund…………………………………………...	February 1, 2023

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund………………………………………………………………………..	September 1, 2023

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Franklin Strategic Mortgage Portfolio………………………………………………………………………..	February 1, 2023, as amended August 16, 2023

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund………………………………………………………………..……	September 1, 2023
Franklin Growth Opportunities Fund…………………………………………………………………………	September 1, 2023
Franklin Natural Resources Fund…………………………….………………………………………………	September 1, 2023
Franklin Small Cap Growth Fund…………………………….………………………………………………	September 1, 2023
Franklin Small-Mid Cap Growth Fund……………………………………………………….………………	September 1, 2023
Franklin Strategic Income Fund………………………………………………………………………………	September 1, 2023

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund………………………………………………..…………………	July 1, 2023
Franklin Arizona Tax-Free Income Fund………………………………………………….…………………	July 1, 2023
Franklin Colorado Tax-Free Income Fund………………………………………………..…………………	July 1, 2023
Franklin Connecticut Tax-Free Income Fund…………………………………………….…………………	July 1, 2023
Franklin Federal Intermediate-Term Tax-Free Income Fund………………………………………..……	July 1, 2023
Franklin Federal Limited-Term Tax-Free Income Fund……………………………………………………	July 1, 2023
Franklin Georgia Tax-Free Income Fund……………………………………………………………………	July 1, 2023
Franklin High Yield Tax-Free Income Fund…………………………………………………………………	July 1, 2023
Franklin Louisiana Tax-Free Income Fund………………………………………………………………….	July 1, 2023
Franklin Maryland Tax-Free Income Fund…………………………………………………………………..	July 1, 2023

Fund	Date of Prospectus
Franklin Massachusetts Tax-Free Income Fund……………………………………………………………	July 1, 2023
Franklin Michigan Tax-Free Income Fund…………………………………………………………………..	July 1, 2023
Franklin Minnesota Tax-Free Income Fund…………………………………………………………………	July 1, 2023
Franklin Missouri Tax-Free Income Fund…………………………………………………………………...	July 1, 2023
Franklin New Jersey Tax-Free Income Fund……………………………………………………………….	July 1, 2023
Franklin North Carolina Tax-Free Income Fund………………………………………………………….…	July 1, 2023
Franklin Ohio Tax-Free Income Fund………………………………………………………………………..	July 1, 2023
Franklin Oregon Tax-Free Income Fund…………………………………………………………………….	July 1, 2023
Franklin Pennsylvania Tax-Free Income Fund……………………………………………………………..	July 1, 2023
Franklin Virginia Tax-Free Income Fund…………………………………………………………………….	July 1, 2023

FRANKLIN VALUE INVESTORS TRUST
Franklin MicroCap Value Fund……………………………………………………………………………….	March 1, 2023
Franklin Mutual U.S. Mid Cap Value Fund………………………………………………………………….	March 1, 2023
Franklin Small Cap Value Fund………………………………………………………………………………	March 1, 2023

TEMPLETON CHINA WORLD FUND
Templeton China World Fund………………………………………………………………………………...	January 1, 2023

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust………………………………………………………………………..	May 1, 2023

TEMPLETON FUNDS
Templeton Foreign Fund………………………………………………………………………………………	January 1, 2023
Templeton World Fund………………………………………………………………………………………..	January 1, 2023
Templeton International Climate Change Fund…………………………………………………………….	January 1, 2023

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund…………………………………………………………….	January 1, 2023
Templeton Global Balanced Fund……………………………………………………………………………	May 1, 2023

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund……………………………………………………………….	January 1, 2023

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc………………………………………………………………………………….	January 1, 2023

TEMPLETON INCOME TRUST
Templeton Global Bond Fund………………………………………………………………………………...	May 1, 2023
Templeton Global Total Return Fund………………………………………………………………………..	May 1, 2023
Templeton International Bond Fund………………………………………………………………………….	May 1, 2023
Templeton Sustainable Emerging Markets Bond Fund……………………………………………………	May 1, 2023

Please retain this supplement for future reference